UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

Deutsche Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2015 (Unaudited)

Deutsche Small Cap Core Fund

	Shares	Value ($)

Common Stocks 95.6%
Consumer Discretionary 11.7%
Auto Components 3.2%
Cooper Tire & Rubber Co.	30,535	1,032,999
Dana Holding Corp.	45,661	939,703
Tenneco, Inc.*	18,981	1,090,269

		3,062,971
Diversified Consumer Services 0.7%
K12, Inc.*	52,401	662,873
Hotels, Restaurants & Leisure 3.4%
Marriott Vacations Worldwide Corp.	11,872	1,089,256
Ruby Tuesday, Inc.*	152,627	956,971
The Cheesecake Factory, Inc.	20,988	1,144,581

		3,190,808
Media 1.2%
Live Nation Entertainment, Inc.*	42,324	1,163,487
Specialty Retail 3.2%
Caleres, Inc.	34,600	1,099,588
Outerwall, Inc. (a)	12,062	918,039
The Children's Place, Inc.	16,201	1,059,707

		3,077,334
Consumer Staples 1.1%
Household Products
Central Garden & Pet Co. "A"*	87,476	998,101
Energy 2.2%
Energy Equipment & Services 0.3%
Basic Energy Services, Inc.*	38,832	293,181
Oil, Gas & Consumable Fuels 1.9%
Pacific Ethanol, Inc.* (a)	81,840	844,589
REX American Resources Corp.*	15,211	968,028

		1,812,617
Financials 19.9%
Banks 7.2%
Cardinal Financial Corp.	56,760	1,236,800
First Merchants Corp.	53,257	1,315,448
Hancock Holding Co.	32,315	1,031,172
Lakeland Bancorp., Inc.	91,513	1,088,090
UMB Financial Corp.	16,761	955,712
Wintrust Financial Corp.	22,588	1,205,747

		6,832,969
Capital Markets 3.7%
Calamos Asset Management, Inc. "A"	80,333	984,079
Manning & Napier, Inc. (a)	91,477	912,026
Piper Jaffray Companies, Inc.*	15,192	662,979
Pzena Investment Management, Inc. "A"	87,873	970,997

		3,530,081
Consumer Finance 1.1%
Cash America International, Inc. (a)	22,874	599,070
Enova International, Inc.*	20,929	390,954

		990,024
Insurance 5.8%
American Equity Investment Life Holding Co.	42,228	1,139,311
FBL Financial Group, Inc. "A"	21,030	1,213,852
Selective Insurance Group, Inc.	36,457	1,022,619
Symetra Financial Corp.	45,373	1,096,665
United Fire Group, Inc.	32,183	1,054,315

		5,526,762
Real Estate Investment Trusts 2.1%
Pennsylvania Real Estate Investment Trust (REIT)	35,154	750,187
Sun Communities, Inc. (REIT)	20,604	1,273,945

		2,024,132
Health Care 24.4%
Biotechnology 4.3%
Anacor Pharmaceuticals, Inc.*	24,090	1,865,289
Ligand Pharmaceuticals, Inc.* (a)	13,415	1,353,573
Threshold Pharmaceuticals, Inc.* (a)	203,005	820,140

		4,039,002
Health Care Equipment & Supplies 6.4%
CONMED Corp.	20,832	1,213,881
Orthofix International NV*	27,932	925,108
STERIS Corp. (a)	19,458	1,253,873
SurModics, Inc.*	12,593	294,928
Thoratec Corp.*	26,751	1,192,292
West Pharmaceutical Services, Inc.	20,875	1,212,420

		6,092,502
Health Care Providers & Services 9.5%
Centene Corp.*	21,750	1,748,700
Kindred Healthcare, Inc.	40,428	820,284
Magellan Health, Inc.*	16,583	1,161,971
MedCath Corp.*	3,100	1,286
Molina Healthcare, Inc.* (a)	23,297	1,637,779
PharMerica Corp.*	36,509	1,215,750
Providence Service Corp.*	29,349	1,299,574
U.S. Physical Therapy, Inc.	21,396	1,171,645

		9,056,989
Life Sciences Tools & Services 0.9%
PAREXEL International Corp.*	13,748	884,134
Pharmaceuticals 3.3%
Flamel Technologies SA (ADR)*	105,267	2,230,608
Omeros Corp.* (a)	48,851	878,829

		3,109,437
Industrials 15.9%
Aerospace & Defense 2.8%
Ducommun, Inc.*	38,285	982,776
Esterline Technologies Corp.*	9,012	859,204
Moog, Inc. "A"*	11,881	839,749

		2,681,729
Air Freight & Logistics 1.2%
Air Transport Services Group, Inc.*	105,198	1,103,527
Airlines 2.4%
Hawaiian Holdings, Inc.*	37,012	879,035
JetBlue Airways Corp.* (a)	68,635	1,424,863

		2,303,898
Commercial Services & Supplies 3.1%
Deluxe Corp.	17,933	1,111,846
Ennis, Inc.	65,263	1,213,239
Kimball International, Inc. "B"	55,000	668,800

		2,993,885
Construction & Engineering 1.0%
Aegion Corp.*	49,595	939,329
Machinery 1.7%
Altra Industrial Motion Corp.	29,990	815,128
Briggs & Stratton Corp.	40,113	772,577

		1,587,705
Marine 1.4%
Matson, Inc.	31,878	1,340,151
Professional Services 1.3%
TrueBlue, Inc.*	40,510	1,211,249
Road & Rail 1.0%
Swift Transportation Co.*	40,811	925,185
Information Technology 17.2%
Electronic Equipment, Instruments & Components 3.6%
Benchmark Electronics, Inc.*	41,143	896,095
II-VI, Inc.*	51,322	974,092
Kimball Electronics, Inc.*	41,250	601,837
Sanmina Corp.*	49,034	988,525

		3,460,549
Internet Software & Services 1.1%
WebMD Health Corp.*	22,813	1,010,160
IT Services 6.4%
Euronet Worldwide, Inc.*	21,778	1,343,702
Global Cash Access Holdings, Inc.*	133,549	1,033,669
Higher One Holdings, Inc.* (a)	199,017	595,061
NeuStar, Inc. "A"* (a)	37,094	1,083,516
Sykes Enterprises, Inc.*	37,492	909,181
Syntel, Inc.*	24,066	1,142,654

		6,107,783
Semiconductors & Semiconductor Equipment 3.7%
Microsemi Corp.*	26,799	936,625
Pericom Semiconductor Corp.	80,701	1,061,218
Photronics, Inc.*	115,579	1,099,156
Ultra Clean Holdings, Inc.*	63,250	394,048

		3,491,047
Software 2.4%
Pegasystems, Inc.	48,369	1,107,166
Take-Two Interactive Software, Inc.*	41,995	1,157,802

		2,264,968
Materials 2.1%
Chemicals 1.0%
A. Schulman, Inc.	21,584	943,653
Metals & Mining 1.1%
Kaiser Aluminum Corp. (a)	12,327	1,024,127
Utilities 1.1%
Electric Utilities
Unitil Corp.	32,543	1,074,570

Total Common Stocks (Cost $75,017,739)		90,810,919
Convertible Preferred Stocks 0.1%
Health Care
Providence Service Corp., 5.5% (Cost $121,200)	1,212	121,115
Securities Lending Collateral 12.9%
Daily Assets Fund Institutional, 0.16% (b) (c) (Cost $12,218,774)	12,218,774	12,218,774
Cash Equivalents 3.7%
Central Cash Management Fund, 0.09% (b) (Cost $3,477,749)	3,477,749	3,477,749

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $90,835,462) †	112.3	106,628,557
Other Assets and Liabilities, Net	(12.3)	(11,649,457)

Net Assets	100.0	94,979,100

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $90,870,077.  At June 30, 2015, net unrealized appreciation for all securities based on tax cost was $15,758,480.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,191,147 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,432,667.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2015 amounted to $11,902,206, which is 12.5% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$90,809,633	$—	$1,286	$90,810,919
Convertible Preferred Stock	—	—	121,115	121,115
Short-Term Investments (d)	15,696,523	—	—	15,696,523

Total	$106,506,156	$—	$122,401	$106,628,557

There have been no transfers between fair value measurement levels during the period ended June 30, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Core Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 21, 2015